NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue breakdown
Gross operating revenue	R$ 64,611,536	R$ 63,195,443	R$ 66,571,866
Deductions from gross operating revenue	(20,578,923)	(20,068,971)	(22,303,695)
Taxes	(13,019,110)	(13,022,712)	(13,894,361)
Discounts granted and return of goods	(7,559,813)	(7,046,259)	(8,409,334)
Net operating revenue	44,032,613	43,126,472	44,268,171
Services
Revenue breakdown
Gross operating revenue	58,263,461	57,293,392	60,129,579
Taxes	(11,815,168)	(11,981,372)	(12,678,809)
Discounts granted and return of goods	(5,533,773)	(4,968,350)	(6,319,584)
Net operating revenue	40,914,520	40,343,670	41,131,186
Sale of goods
Revenue breakdown
Gross operating revenue	6,348,075	5,902,051	6,442,287
Taxes	(1,203,942)	(1,041,340)	(1,215,552)
Discounts granted and return of goods	(2,026,040)	(2,077,909)	(2,089,750)
Net operating revenue	R$ 3,118,093	R$ 2,782,802	R$ 3,136,985